Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.59%
Australia: 6.53%
Ampol Ltd. (Energy, Oil, gas & consumable fuels)	17,298	$353,409
ANZ Group Holdings Ltd. (Financials, Banks)	55,149	822,179
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	15,459	373,555
ASX Ltd. (Financials, Capital markets)	3,256	142,808
Aurizon Holdings Ltd. (Industrials, Ground transportation)	216,925	502,312
BHP Group Ltd. (Materials, Metals & mining)	134,392	3,673,190
BlueScope Steel Ltd. (Materials, Metals & mining)	32,209	388,000
Brambles Ltd. (Industrials, Commercial services & supplies)	61,067	545,767
Cochlear Ltd. (Health care, Health care equipment & supplies)	3,144	497,777
Coles Group Ltd. (Consumer staples, Consumer staples distribution & retail)	39,937	467,067
Commonwealth Bank of Australia (Financials, Banks)	32,560	2,049,670
CSL Ltd. (Health care, Biotechnology)	10,688	2,130,027
Dexus (Real estate, Office REITs)	68,913	368,009
Endeavour Group Ltd. (Consumer staples, Consumer staples distribution & retail)	14,313	57,442
Fortescue Metals Group Ltd. (Materials, Metals & mining)	56,507	706,431
Glencore PLC (Materials, Metals & mining)†	309,931	1,586,299
Goodman Group (Real estate, Industrial REITs)	27,764	354,500
GPT Group (Real estate, Diversified REITs)	102,538	279,456
IGO Ltd. (Materials, Metals & mining)	12,317	114,245
Insurance Australia Group Ltd. (Financials, Insurance)	34,795	117,462
Lendlease Corp. Ltd. (Real estate, Real estate management & development)	18,393	94,513
Lottery Corp. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	50,001	161,965
Macquarie Group Ltd. (Financials, Capital markets)	6,177	686,004
Medibank Pvt Ltd. (Financials, Insurance)	209,666	486,867
Mineral Resources Ltd. (Materials, Metals & mining)	7,299	336,085
Mirvac Group (Real estate, Diversified REITs)	145,741	218,034
National Australia Bank Ltd. (Financials, Banks)	48,442	818,291
Orica Ltd. (Materials, Chemicals)	35,246	350,535
Pilbara Minerals Ltd. (Materials, Metals & mining)	253,917	728,357
Qantas Airways Ltd. (Industrials, Passenger airlines)†	64,273	278,012
QBE Insurance Group Ltd. (Financials, Insurance)	35,497	337,562
Ramsay Health Care Ltd. (Health care, Health care providers & services)	6,025	224,831
REA Group Ltd. (Communication services, Interactive media & services)	1,146	102,517
Reece Ltd. (Industrials, Trading companies & distributors)	1,598	18,876
Rio Tinto Ltd. (Materials, Metals & mining)	13,756	957,392
Scentre Group (Real estate, Retail REITs)	219,078	386,173
SEEK Ltd. (Communication services, Interactive media & services)	9,987	152,852
Sonic Healthcare Ltd. (Health care, Health care providers & services)	18,998	434,852
South32 Ltd. (Materials, Metals & mining)	140,814	355,379
Stockland (Real estate, Diversified REITs)	105,631	292,695
Suncorp Group Ltd. (Financials, Insurance)	12,852	111,182
Telstra Group Ltd. (Communication services, Diversified telecommunication services)	95,900	271,969
Transurban Group (Industrials, Transportation infrastructure)	13,189	127,309
Treasury Wine Estates Ltd. (Consumer staples, Beverages)	17,401	131,521
Vicinity Ltd. (Real estate, Retail REITs)	349,892	422,174
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	31,640	981,060
Westpac Banking Corp. (Financials, Banks)	58,707	789,686
WiseTech Global Ltd. (Information technology, Software)	3,163	153,953
See accompanying notes to portfolio of investments
Allspring Factor Enhanced International Equity Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Australia (continued)
Woodside Energy Group Ltd. (Energy, Oil, gas & consumable fuels)	26,468	$590,513
Woolworths Group Ltd. (Consumer staples, Consumer staples distribution & retail)	34,107	832,821
		27,363,585
Austria: 0.13%
Erste Group Bank AG (Financials, Banks)	1,944	62,899
OMV AG (Energy, Oil, gas & consumable fuels)	7,220	321,664
voestalpine AG (Materials, Metals & mining)	4,948	153,273
		537,836
Belgium: 0.85%
Ageas SA (Financials, Insurance)	13,373	533,610
Anheuser-Busch InBev SA (Consumer staples, Beverages)	20,122	1,073,485
D’ieteren Group (Consumer discretionary, Distributors)	471	81,408
Groupe Bruxelles Lambert NV (Financials, Financial services)	1,456	112,180
KBC Group NV (Financials, Banks)†	9,190	600,983
Solvay SA (Materials, Chemicals)	4,941	515,785
UCB SA (Health care, Pharmaceuticals)	570	49,668
Umicore SA (Materials, Chemicals)	19,724	548,158
Warehouses De Pauw CVA (Real estate, Industrial REITs)	2,157	60,499
		3,575,776
Canada: 10.02%
Alimentation Couche-Tard, Inc. (Consumer staples, Consumer staples distribution & retail)	26,270	1,271,991
AltaGas Ltd. (Utilities, Gas utilities)	3,700	62,743
ARC Resources Ltd. (Energy, Oil, gas & consumable fuels)	19,000	228,980
Bank of Montreal (Financials, Banks)	12,391	1,033,450
Bank of Nova Scotia (Financials, Banks)	19,108	922,955
Barrick Gold Corp. (Materials, Metals & mining)	32,500	549,208
Brookfield Asset Management Ltd. Class A (Financials, Capital markets)	22,357	683,474
Brookfield Corp. (Financials, Capital markets)	32,228	967,908
Brookfield Renewable Corp. Class A (Utilities, Independent power and renewable electricity producers)	1,900	63,767
BRP, Inc. (Consumer discretionary, Leisure products)	10,600	753,596
Canadian Imperial Bank of Commerce (Financials, Banks)	10,648	439,019
Canadian National Railway Co. (Industrials, Ground transportation)	14,137	1,593,966
Canadian Natural Resources Ltd. (Energy, Oil, gas & consumable fuels)	27,300	1,470,681
Canadian Pacific Kansas City Ltd. (Industrials, Ground transportation)	21,710	1,654,278
Canadian Tire Corp. Ltd. Class A (Consumer discretionary, Broadline retail)	3,800	456,448
Canadian Utilities Ltd. Class A (Utilities, Multi-utilities)	17,500	469,890
CCL Industries, Inc. Class B (Materials, Containers & packaging)	10,400	484,567
Cenovus Energy, Inc. (Energy, Oil, gas & consumable fuels)	47,800	763,744
CGI, Inc. (Information technology, IT services)†	12,265	1,270,320
Constellation Software, Inc. (Information technology, Software)	528	1,076,618
Descartes Systems Group, Inc. (Information technology, Software)†	2,800	216,492
Dollarama, Inc. (Consumer discretionary, Broadline retail)	10,300	626,574
Element Fleet Management Corp. (Financials, Financial services)	91,000	1,380,250
Emera, Inc. (Utilities, Electric utilities)	1,100	45,353
See accompanying notes to portfolio of investments
2 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Canada (continued)
Empire Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)	11,600	$295,832
Enbridge, Inc. (Energy, Oil, gas & consumable fuels)	30,200	1,063,173
Fairfax Financial Holdings Ltd. (Financials, Insurance)	700	502,443
First Quantum Minerals Ltd. (Materials, Metals & mining)	6,200	129,892
FirstService Corp. (Real estate, Real estate management & development)	900	130,740
Fortis, Inc. (Utilities, Electric utilities)	6,344	266,845
Franco-Nevada Corp. (Materials, Metals & mining)	1,200	174,391
George Weston Ltd. (Consumer staples, Consumer staples distribution & retail)	5,000	588,140
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	14,900	406,334
Hydro One Ltd. (Utilities, Electric utilities)144A	17,300	493,066
iA Financial Corp., Inc. (Financials, Insurance)	7,500	478,011
IGM Financial, Inc. (Financials, Capital markets)	17,900	525,858
Imperial Oil Ltd. (Energy, Oil, gas & consumable fuels)	10,600	481,158
Intact Financial Corp. (Financials, Insurance)	2,475	364,750
Loblaw Cos. Ltd. (Consumer staples, Consumer staples distribution & retail)	5,300	463,394
Lundin Mining Corp. (Materials, Metals & mining)	11,200	78,297
Magna International, Inc. (Consumer discretionary, Automobile components)	13,027	630,286
Manulife Financial Corp. (Financials, Insurance)	59,200	1,096,781
Metro, Inc. (Consumer staples, Consumer staples distribution & retail)†	8,130	427,671
National Bank of Canada (Financials, Banks)	5,408	387,703
Northland Power, Inc. (Utilities, Independent power and renewable electricity producers)	11,000	241,311
Nutrien Ltd. (Materials, Chemicals)	13,600	716,517
Open Text Corp. (Information technology, Software)	6,618	275,153
Parkland Corp. (Energy, Oil, gas & consumable fuels)	500	12,471
Pembina Pipeline Corp. (Energy, Oil, gas & consumable fuels)	6,600	199,823
Power Corp. of Canada (Financials, Insurance)	6,800	176,024
Quebecor, Inc. Class B (Communication services, Media)	3,800	90,612
RB Global, Inc. (Industrials, Commercial services & supplies)	3,800	198,496
Restaurant Brands International, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	11,403	827,904
RioCan Real Estate Investment Trust (Real estate, Retail REITs)	16,300	240,387
Rogers Communications, Inc. Class B (Communication services, Wireless telecommunication services)	3,437	151,532
Royal Bank of Canada (Financials, Banks)	29,331	2,623,693
Saputo, Inc. (Consumer staples, Food products)	23,100	597,622
Shopify, Inc. Class A (Information technology, IT services)†	8,600	492,053
Sun Life Financial, Inc. (Financials, Insurance)	12,058	584,025
Suncor Energy, Inc. (Energy, Oil, gas & consumable fuels)	41,000	1,148,604
TC Energy Corp. (Energy, Oil, gas & consumable fuels)	7,600	295,826
Teck Resources Ltd. Class B (Materials, Metals & mining)†	17,100	667,498
TFI International, Inc. (Industrials, Ground transportation)	8,700	916,464
Thomson Reuters Corp. (Industrials, Professional services)†	2,900	368,765
TMX Group Ltd. (Financials, Capital markets)	800	87,078
Toromont Industries Ltd. (Industrials, Trading companies & distributors)	2,700	208,840
Toronto-Dominion Bank (Financials, Banks)	36,818	2,084,048
Tourmaline Oil Corp. (Energy, Oil, gas & consumable fuels)	15,500	647,974
See accompanying notes to portfolio of investments
Allspring Factor Enhanced International Equity Portfolio | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Canada (continued)
West Fraser Timber Co. Ltd. (Materials, Paper & forest products)	6,700	$452,145
Wheaton Precious Metals Corp. (Materials, Metals & mining)	4,400	199,402
		41,975,304
China: 0.10%
Budweiser Brewing Co. APAC Ltd. (Consumer staples, Beverages)144A	5,100	12,818
SITC International Holdings Co. Ltd. (Industrials, Marine transportation)	145,000	251,837
Xinyi Glass Holdings Ltd. (Industrials, Building products)	116,000	171,546
		436,201
Denmark: 2.82%
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	190	319,501
Carlsberg AS Class B (Consumer staples, Beverages)	6,015	906,137
Coloplast AS Class B (Health care, Health care equipment & supplies)	1,073	135,075
Danske Bank AS (Financials, Banks)†	15,669	318,704
Demant AS (Health care, Health care equipment & supplies)†	5,949	226,119
DSV AS (Industrials, Air freight & logistics)	3,057	589,096
Genmab AS (Health care, Biotechnology)†	2,532	990,390
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	41,464	6,643,382
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	10,352	824,695
ROCKWOOL AS Class B (Industrials, Building products)	1,801	429,397
Vestas Wind Systems AS (Industrials, Electrical equipment)†	14,814	421,753
		11,804,249
Finland: 0.94%
Elisa Oyj (Communication services, Diversified telecommunication services)	3,865	216,480
Kesko Oyj Class B (Consumer staples, Consumer staples distribution & retail)	9,832	185,859
Kone Oyj Class B (Industrials, Machinery)	6,169	313,020
Metso Corp. (Industrials, Machinery)	24,549	268,571
Neste Oyj (Energy, Oil, gas & consumable fuels)	2,254	85,217
Nokia Oyj (Information technology, Communications equipment)	107,880	437,613
Nordea Bank Abp (Financials, Banks)	93,083	915,064
Orion Oyj Class B (Health care, Pharmaceuticals)	11,412	482,930
Sampo Oyj Class A (Financials, Insurance)	13,492	620,417
UPM-Kymmene Oyj (Materials, Paper & forest products)	6,726	201,807
Wartsila Oyj Abp (Industrials, Machinery)	19,970	226,054
		3,953,032
France: 9.31%
Aeroports de Paris (Industrials, Transportation infrastructure)†	2,184	331,729
Air Liquide SA (Materials, Chemicals)	9,598	1,607,018
Alstom SA (Industrials, Machinery)†	3,764	103,561
Amundi SA (Financials, Capital markets)144A	11,454	643,991
Arkema SA (Materials, Chemicals)	1,598	139,210
AXA SA (Financials, Insurance)	50,762	1,433,265
BioMerieux (Health care, Health care equipment & supplies)	1,955	195,680
BNP Paribas SA (Financials, Banks)	25,205	1,455,118
Bollore SE (Communication services, Entertainment)	60,724	388,798
Bouygues SA (Industrials, Construction & engineering)	1,111	35,579
See accompanying notes to portfolio of investments
4 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
France (continued)
Bureau Veritas SA (Industrials, Professional services)	4,277	$108,486
Capgemini SE (Information technology, IT services)	3,195	555,984
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	16,120	296,109
CIE de Saint-Gobain (Industrials, Building products)	13,000	719,797
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	11,396	323,532
Covivio SA (Real estate, Office REITs)	7,895	385,998
Credit Agricole SA (Financials, Banks)	12,167	139,053
Danone SA (Consumer staples, Food products)	13,626	806,018
Dassault Systemes SE (Information technology, Software)	8,005	351,760
Edenred (Financials, Financial services)	4,803	308,446
Eiffage SA (Industrials, Construction & engineering)	2,263	240,973
Engie SA (Utilities, Multi-utilities)	46,093	691,833
EssilorLuxottica SA (Health care, Health care equipment & supplies)	6,124	1,102,599
Eurazeo SE (Financials, Financial services)	3,791	258,936
Gecina SA (Real estate, Office REITs)	2,564	262,418
Getlink SE (Industrials, Transportation infrastructure)	7,810	132,568
Hermes International (Consumer discretionary, Textiles, apparel & luxury goods)	481	977,793
Ipsen SA (Health care, Pharmaceuticals)	1,809	209,027
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	1,255	668,522
Klepierre SA (Real estate, Retail REITs)†	22,567	510,901
La Francaise des Jeux SAEM (Consumer discretionary, Hotels, restaurants & leisure)144A	10,367	399,591
Legrand SA (Industrials, Electrical equipment)	5,116	483,743
L’Oreal SA (Consumer staples, Personal care products)	5,456	2,326,936
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	6,226	5,416,483
Orange SA (Communication services, Diversified telecommunication services)	63,077	753,250
Pernod Ricard SA (Consumer staples, Beverages)	3,036	655,851
Publicis Groupe SA (Communication services, Media)	4,328	320,688
Renault SA (Consumer discretionary, Automobiles)	16,845	563,306
Safran SA (Industrials, Aerospace & defense)	3,526	510,466
Sanofi (Health care, Pharmaceuticals)	27,082	2,746,582
Sartorius Stedim Biotech (Health care, Life sciences tools & services)	763	200,304
Schneider Electric SE (Industrials, Electrical equipment)	11,699	2,017,567
Societe Generale SA (Financials, Banks)	26,626	615,601
Sodexo SA (Consumer discretionary, Hotels, restaurants & leisure)†	6,265	676,698
Teleperformance (Industrials, Professional services)	331	49,498
Thales SA (Industrials, Aerospace & defense)	2,608	363,236
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	58,392	3,313,000
Valeo SA (Consumer discretionary, Automobile components)	6,707	128,757
Veolia Environnement SA (Utilities, Multi-utilities)	7,972	234,676
Vinci SA (Industrials, Construction & engineering)	9,293	1,056,107
Wendel SE (Financials, Financial services)	7,009	736,456
Worldline SA (Financials, Financial services)144A†	1,780	69,161
		39,022,659
Germany: 7.05%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,746	282,744
See accompanying notes to portfolio of investments
Allspring Factor Enhanced International Equity Portfolio | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Germany (continued)
Allianz SE (Financials, Insurance)	8,992	$1,922,118
BASF SE (Materials, Chemicals)	23,749	1,127,489
Bayer AG (Health care, Pharmaceuticals)	25,808	1,438,343
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	7,797	849,423
Bechtle AG (Information technology, IT services)	5,027	197,095
Beiersdorf AG (Consumer staples, Personal care products)	2,466	314,068
Brenntag SE (Industrials, Trading companies & distributors)	3,770	295,703
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	1,290	144,576
Commerzbank AG (Financials, Banks)†	57,106	573,782
Continental AG (Consumer discretionary, Automobile components)	6,033	401,624
Covestro AG (Materials, Chemicals)144A†	6,148	236,972
Daimler Truck Holding AG (Industrials, Machinery)†	13,253	400,902
Deutsche Bank AG (Financials, Capital markets)	91,527	927,068
Deutsche Boerse AG (Financials, Capital markets)	995	171,764
Deutsche Lufthansa AG (Industrials, Passenger airlines)†	29,030	284,236
Deutsche Post AG (Industrials, Air freight & logistics)	21,807	980,165
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	79,593	1,764,922
Evonik Industries AG (Materials, Chemicals)	1,204	24,124
Fresenius Medical Care AG & Co. KGaA (Health care, Health care providers & services)	1,622	69,264
Fresenius SE & Co. KGaA (Health care, Health care providers & services)	15,606	426,873
GEA Group AG (Industrials, Machinery)	9,063	380,620
Hannover Rueck SE (Financials, Insurance)	439	93,943
Heidelberg Materials AG (Materials, Construction materials)	7,124	509,281
HelloFresh SE (Consumer staples, Consumer staples distribution & retail)†	1,032	24,522
Henkel AG & Co. KGaA (Consumer staples, Household products)	3,382	242,640
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	34,819	1,292,582
ING Groep NV (Financials, Banks)	106,765	1,313,306
Knorr-Bremse AG (Industrials, Machinery)	5,767	394,395
LEG Immobilien SE (Real estate, Real estate management & development)†	2,673	138,601
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	23,744	1,770,760
Merck KGaA (Health care, Pharmaceuticals)	4,302	748,391
MTU Aero Engines AG (Industrials, Aerospace & defense)	1,217	280,724
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials, Insurance)	3,863	1,379,140
Rational AG (Industrials, Machinery)	32	21,464
Rheinmetall AG (Industrials, Aerospace & defense)	2,166	547,322
RWE AG (Utilities, Independent power and renewable electricity producers)	7,105	297,098
SAP SE (Information technology, Software)	24,150	3,153,947
Scout24 SE (Communication services, Interactive media & services)144A	12,231	784,423
Siemens AG (Industrials, Industrial conglomerates)	16,872	2,765,408
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	1,934	109,358
Telefonica Deutschland Holding AG (Communication services, Diversified telecommunication services)	7,565	21,307
United Internet AG (Communication services, Diversified telecommunication services)	25,817	370,888
Volkswagen AG (Consumer discretionary, Automobiles)	384	57,628
		29,531,003
See accompanying notes to portfolio of investments
6 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Hong Kong: 2.10%
AIA Group Ltd. (Financials, Insurance)	255,600	$2,451,399
BOC Hong Kong Holdings Ltd. (Financials, Banks)	22,000	65,322
CK Asset Holdings Ltd. (Real estate, Real estate management & development)	84,190	453,718
CK Infrastructure Holdings Ltd. (Utilities, Electric utilities)	68,000	376,019
Galaxy Entertainment Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	13,000	80,602
Hang Lung Properties Ltd. (Real estate, Real estate management & development)	156,000	247,036
Henderson Land Development Co. Ltd. (Real estate, Real estate management & development)	4,000	12,694
HKT Trust & HKT Ltd. (Communication services, Diversified telecommunication services)	97,000	123,876
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	19,500	713,714
Hongkong Land Holdings Ltd. (Real estate, Real estate management & development)	35,635	152,874
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	8,648	415,191
Link REIT (Real estate, Retail REITs)	58,000	337,018
MTR Corp. Ltd. (Industrials, Ground transportation)	60,000	276,229
New World Development Co. Ltd. (Real estate, Real estate management & development)	29,000	69,255
Power Assets Holdings Ltd. (Utilities, Electric utilities)	60,500	325,661
Sino Land Co. Ltd. (Real estate, Real estate management & development)	251,899	327,482
Sun Hung Kai Properties Ltd. (Real estate, Real estate management & development)	49,000	623,885
Swire Pacific Ltd. Class A (Real estate, Real estate management & development)	69,478	464,047
Swire Properties Ltd. (Real estate, Real estate management & development)	118,800	283,101
Techtronic Industries Co. Ltd. (Industrials, Machinery)	20,000	185,558
WH Group Ltd. (Consumer staples, Food products)144A	1,538,500	803,589
		8,788,270
Ireland: 0.54%
AIB Group PLC (Financials, Banks)	26,136	107,054
Bank of Ireland Group PLC (Financials, Banks)	58,921	553,852
CRH PLC (Materials, Construction materials)	15,084	711,037
DCC plc (Industrials, Industrial conglomerates)	3,997	228,566
Flutter Entertainment PLC (Consumer discretionary, Hotels, restaurants & leisure)†	1,534	299,490
Smurfit Kappa Group PLC (Materials, Containers & packaging)	10,002	355,266
		2,255,265
Isle of Man (U.K.): 0.06%
Entain PLC (Consumer discretionary, Hotels, restaurants & leisure)	13,830	226,918
Israel: 0.74%
Bank Hapoalim BM (Financials, Banks)	36,762	295,747
Bank Leumi Le-Israel BM (Financials, Banks)	22,620	158,517
Bezeq The Israeli Telecommunication Corp. Ltd. (Communication services, Diversified telecommunication services)	310,924	389,118
Check Point Software Technologies Ltd. (Information technology, Software)†	6,661	831,359
Elbit Systems Ltd. (Industrials, Aerospace & defense)	57	11,644
ICL Group Ltd. (Materials, Chemicals)	62,903	342,536
Israel Discount Bank Ltd. Class A (Financials, Banks)	27,306	131,497
Mizrahi Tefahot Bank Ltd. (Financials, Banks)	2,988	95,849
See accompanying notes to portfolio of investments
Allspring Factor Enhanced International Equity Portfolio | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Israel (continued)
Nice Ltd. (Information technology, Software)†	2,362	$475,116
Tower Semiconductor Ltd. (Information technology, Semiconductors & semiconductor equipment)†	3,430	141,923
Wix.com Ltd. (Information technology, IT services)†	2,859	217,913
		3,091,219
Italy: 1.76%
Assicurazioni Generali SpA (Financials, Insurance)	26,682	505,239
ENEL SpA (Utilities, Electric utilities)	176,929	1,107,862
ENI SpA (Energy, Oil, gas & consumable fuels)†	65,910	877,118
FinecoBank Banca Fineco SpA (Financials, Banks)	13,629	180,789
Infrastrutture Wireless Italiane SpA (Communication services, Diversified telecommunication services)144A	5,401	68,700
Intesa Sanpaolo SpA (Financials, Banks)	455,884	1,050,363
Mediobanca Banca di Credito Finanziario SpA (Financials, Banks)	28,585	314,559
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	4,336	293,472
Poste Italiane SpA (Financials, Insurance)144A	44,683	463,097
Prysmian SpA (Industrials, Electrical equipment)	16,537	612,841
Snam SpA (Utilities, Gas utilities)	56,864	297,224
Terna - Rete Elettrica Nazionale (Utilities, Electric utilities)	46,648	390,520
UniCredit SpA (Financials, Banks)	63,775	1,221,181
		7,382,965
Japan: 19.11%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	8,500	1,092,661
AGC, Inc. (Industrials, Building products)	11,200	409,173
Aisin Corp. (Consumer discretionary, Automobile components)	4,900	141,030
Ajinomoto Co., Inc. (Consumer staples, Food products)	10,550	410,490
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	12,100	469,757
Asahi Intecc Co. Ltd. (Health care, Health care equipment & supplies)	100	1,906
Astellas Pharma, Inc. (Health care, Pharmaceuticals)	52,900	838,161
Azbil Corp. (Information technology, Electronic equipment, instruments & components)	18,200	576,731
Bandai Namco Holdings, Inc. (Consumer discretionary, Leisure products)	1,600	37,564
BayCurrent Consulting, Inc. (Industrials, Professional services)	5,100	187,052
Bridgestone Corp. (Consumer discretionary, Automobile components)	10,500	427,913
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	17,400	432,237
Capcom Co. Ltd. (Communication services, Entertainment)	11,600	452,927
Central Japan Railway Co. (Industrials, Ground transportation)	1,500	182,864
Chiba Bank Ltd. (Financials, Banks)	5,400	33,758
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	44,800	534,738
Chugai Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	10,900	293,770
CyberAgent, Inc. (Communication services, Media)	51,400	364,495
Dai Nippon Printing Co. Ltd. (Industrials, Commercial services & supplies)	17,800	507,841
Daifuku Co. Ltd. (Industrials, Machinery)	5,600	113,708
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	35,400	608,400
Daiichi Sankyo Co. Ltd. (Health care, Pharmaceuticals)	37,900	1,234,997
Daikin Industries Ltd. (Industrials, Building products)	3,066	584,482
See accompanying notes to portfolio of investments
8 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	3,800	$361,385
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	16,700	436,543
Daiwa Securities Group, Inc. (Financials, Capital markets)	14,100	64,061
Denso Corp. (Consumer discretionary, Automobile components)	200	12,361
Disco Corp. (Information technology, Semiconductors & semiconductor equipment)	3,300	482,003
East Japan Railway Co. (Industrials, Ground transportation)	500	27,590
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	87,200	290,281
FANUC Corp. (Industrials, Machinery)	11,500	396,031
Fast Retailing Co. Ltd. (Consumer discretionary, Specialty retail)	2,700	633,311
Fuji Electric Co. Ltd. (Industrials, Electrical equipment)	10,700	450,809
Fujitsu Ltd. (Information technology, IT services)	6,700	852,137
Hakuhodo DY Holdings, Inc. (Communication services, Media)	8,400	88,145
Hamamatsu Photonics KK (Information technology, Electronic equipment, instruments & components)	7,300	372,532
Hankyu Hanshin Holdings, Inc. (Industrials, Ground transportation)	11,700	372,435
Hikari Tsushin, Inc. (Industrials, Industrial conglomerates)	900	130,292
Hirose Electric Co. Ltd. (Information technology, Electronic equipment, instruments & components)	1,300	176,537
Hitachi Construction Machinery Co. Ltd. (Industrials, Machinery)	7,700	190,669
Hitachi Ltd. (Industrials, Industrial conglomerates)	19,000	1,097,247
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	24,300	698,521
Hoshizaki Corp. (Industrials, Machinery)	1,900	68,459
Hoya Corp. (Health care, Health care equipment & supplies)	9,200	1,159,864
Ibiden Co. Ltd. (Information technology, Electronic equipment, instruments & components)	4,700	257,054
Idemitsu Kosan Co. Ltd. (Energy, Oil, gas & consumable fuels)	17,000	330,422
Iida Group Holdings Co. Ltd. (Consumer discretionary, Household durables)	29,200	482,877
INPEX Corp. (Energy, Oil, gas & consumable fuels)	32,600	346,298
ITOCHU Corp. (Industrials, Trading companies & distributors)	32,500	1,101,256
Itochu Techno-Solutions Corp. (Information technology, IT services)	4,000	104,217
Japan Post Holdings Co. Ltd. (Financials, Insurance)	86,500	611,227
Japan Post Insurance Co. Ltd. (Financials, Insurance)	24,000	361,227
Japan Tobacco, Inc. (Consumer staples, Tobacco)	23,200	506,212
JFE Holdings, Inc. (Materials, Metals & mining)	34,800	430,613
Kajima Corp. (Industrials, Construction & engineering)	27,600	387,282
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	49,800	570,470
Kao Corp. (Consumer staples, Personal care products)	14,000	490,063
KDDI Corp. (Communication services, Wireless telecommunication services)	38,900	1,198,061
Keio Corp. (Industrials, Ground transportation)	600	21,145
Keisei Electric Railway Co. Ltd. (Industrials, Ground transportation)	10,100	387,834
Keyence Corp. (Information technology, Electronic equipment, instruments & components)	3,800	1,849,201
Kintetsu Group Holdings Co. Ltd. (Industrials, Ground transportation)	24,600	814,850
Kirin Holdings Co. Ltd. (Consumer staples, Beverages)	37,600	561,200
Kobayashi Pharmaceutical Co. Ltd. (Consumer staples, Personal care products)	100	5,656
Kobe Bussan Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	2,100	57,954
Koei Tecmo Holdings Co. Ltd. (Communication services, Entertainment)	14,200	239,206
Komatsu Ltd. (Industrials, Machinery)	22,400	529,272
See accompanying notes to portfolio of investments
Allspring Factor Enhanced International Equity Portfolio | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Konami Group Corp. (Communication services, Entertainment)	4,700	$249,295
Kose Corp. (Consumer staples, Personal care products)	1,300	130,630
Kubota Corp. (Industrials, Machinery)	800	11,065
Kurita Water Industries Ltd. (Industrials, Machinery)	3,700	151,638
Kyocera Corp. (Information technology, Electronic equipment, instruments & components)	3,100	176,355
Lixil Corp. (Industrials, Building products)	7,000	90,436
M3, Inc. (Health care, Health care technology)	13,000	289,998
Marubeni Corp. (Industrials, Trading companies & distributors)	55,600	794,941
Mazda Motor Corp. (Consumer discretionary, Automobiles)	76,400	654,740
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	6,800	279,663
MEIJI Holdings Co. Ltd. (Consumer staples, Food products)	9,400	210,838
MinebeaMitsumi, Inc. (Industrials, Machinery)	6,000	115,801
Mitsubishi Chemical Group Corp. (Materials, Chemicals)	54,800	308,091
Mitsubishi Corp. (Industrials, Trading companies & distributors)	30,000	1,202,799
Mitsubishi Electric Corp. (Industrials, Electrical equipment)	64,800	846,016
Mitsubishi HC Capital, Inc. (Financials, Financial services)	15,000	81,500
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	16,900	716,393
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	233,800	1,564,820
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	36,900	1,166,392
Mitsui Chemicals, Inc. (Materials, Chemicals)	11,000	278,306
Mitsui Fudosan Co. Ltd. (Real estate, Real estate management & development)	5,400	103,194
Mitsui OSK Lines Ltd. (Industrials, Marine transportation)	3,600	82,038
Mizuho Financial Group, Inc. (Financials, Banks)	47,470	699,486
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	8,400	289,275
Murata Manufacturing Co. Ltd. (Information technology, Electronic equipment, instruments & components)	11,900	700,291
NEC Corp. (Information technology, IT services)	8,300	390,203
Nexon Co. Ltd. (Communication services, Entertainment)	12,900	263,509
NGK Insulators Ltd. (Industrials, Machinery)	22,400	270,585
Nidec Corp. (Industrials, Electrical equipment)	500	24,906
Nintendo Co. Ltd. (Communication services, Entertainment)	25,800	1,099,220
NIPPON EXPRESS HOLDINGS, Inc. (Industrials, Air freight & logistics)	700	39,340
Nippon Steel Corp. (Materials, Metals & mining)	37,100	723,094
Nippon Telegraph & Telephone Corp. (Communication services, Diversified telecommunication services)	32,000	908,380
Nippon Yusen KK (Industrials, Marine transportation)	9,300	198,416
Nissan Chemical Corp. (Materials, Chemicals)	600	26,097
Nissan Motor Co. Ltd. (Consumer discretionary, Automobiles)	22,400	84,069
Nissin Foods Holdings Co. Ltd. (Consumer staples, Food products)	3,000	256,020
Nitori Holdings Co. Ltd. (Consumer discretionary, Specialty retail)	100	12,198
Nitto Denko Corp. (Materials, Chemicals)	2,500	178,181
Nomura Holdings, Inc. (Financials, Capital markets)	143,500	503,653
Nomura Real Estate Holdings, Inc. (Real estate, Real estate management & development)	8,700	210,748
NTT Data Corp. (Information technology, IT services)	7,367	105,594
Obayashi Corp. (Industrials, Construction & engineering)	22,500	181,518
Obic Co. Ltd. (Information technology, IT services)	200	32,428
See accompanying notes to portfolio of investments
10 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Oji Holdings Corp. (Materials, Paper & forest products)	54,600	$210,445
Olympus Corp. (Health care, Health care equipment & supplies)	33,700	512,182
Omron Corp. (Information technology, Electronic equipment, instruments & components)	1,000	60,470
Ono Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	27,400	512,994
Open House Group Co. Ltd. (Consumer discretionary, Household durables)	12,600	484,737
Oracle Corp. Japan (Information technology, Software)†	15,200	1,165,161
Oriental Land Co. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	6,700	251,361
ORIX Corp. (Financials, Financial services)	46,700	796,238
Osaka Gas Co. Ltd. (Utilities, Gas utilities)	8,300	131,597
Otsuka Corp. (Information technology, IT services)	16,500	622,932
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	8,000	297,032
Pan Pacific International Holdings Corp. (Consumer discretionary, Broadline retail)	38,700	660,810
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	16,500	172,964
Persol Holdings Co. Ltd. (Industrials, Professional services)	29,700	561,918
Recruit Holdings Co. Ltd. (Industrials, Professional services)	29,200	899,106
Renesas Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)†	27,900	458,575
Resona Holdings, Inc. (Financials, Banks)	13,400	60,929
Ricoh Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	55,800	466,986
Rohm Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	5,700	483,165
SCSK Corp. (Information technology, IT services)	17,800	282,092
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	18,600	282,888
Sekisui Chemical Co. Ltd. (Consumer discretionary, Household durables)	11,300	156,128
Sekisui House Ltd. (Consumer discretionary, Household durables)	18,800	367,499
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	6,300	264,299
SG Holdings Co. Ltd. (Industrials, Air freight & logistics)	1,800	26,459
Shimadzu Corp. (Information technology, Electronic equipment, instruments & components)	3,300	102,322
Shin-Etsu Chemical Co. Ltd. (Materials, Chemicals)	37,200	1,147,306
Shiseido Co. Ltd. (Consumer staples, Personal care products)	12,000	546,492
Shizuoka Financial Group, Inc. (Financials, Banks)	6,300	46,394
SMC Corp. (Industrials, Machinery)	600	323,330
SoftBank Corp. (Communication services, Wireless telecommunication services)	76,400	814,586
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	14,400	565,871
Sompo Holdings, Inc. (Financials, Insurance)	3,700	151,107
Sony Group Corp. (Consumer discretionary, Household durables)	20,300	1,917,445
Square Enix Holdings Co. Ltd. (Communication services, Entertainment)	15,200	681,859
Subaru Corp. (Consumer discretionary, Automobiles)	19,000	327,156
SUMCO Corp. (Information technology, Semiconductors & semiconductor equipment)	17,533	250,552
Sumitomo Corp. (Industrials, Trading companies & distributors)	29,300	554,455
Sumitomo Electric Industries Ltd. (Consumer discretionary, Automobile components)	14,900	176,886
Sumitomo Metal Mining Co. Ltd. (Materials, Metals & mining)	1,200	36,433
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	30,300	1,234,835
Sumitomo Mitsui Trust Holdings, Inc. (Financials, Banks)	6,300	221,794
See accompanying notes to portfolio of investments
Allspring Factor Enhanced International Equity Portfolio | 11

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Sumitomo Realty & Development Co. Ltd. (Real estate, Real estate management & development)	7,400	$178,938
Suntory Beverage & Food Ltd. (Consumer staples, Beverages)	2,000	73,641
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	10,500	346,822
Sysmex Corp. (Health care, Health care equipment & supplies)	3,800	248,988
T&D Holdings, Inc. (Financials, Insurance)	19,500	266,205
Taisei Corp. (Industrials, Construction & engineering)	14,100	448,832
Takeda Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	38,800	1,231,185
TDK Corp. (Information technology, Electronic equipment, instruments & components)	8,900	341,116
Terumo Corp. (Health care, Health care equipment & supplies)	15,000	457,133
TIS, Inc. (Information technology, IT services)	22,700	637,050
Tobu Railway Co. Ltd. (Industrials, Ground transportation)	3,100	81,213
Toho Co. Ltd. (Communication services, Entertainment)	5,000	197,021
Tokio Marine Holdings, Inc. (Financials, Insurance)	34,900	787,551
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	11,000	1,524,960
Tokyo Gas Co. Ltd. (Utilities, Gas utilities)	22,600	481,603
Tokyu Corp. (Industrials, Ground transportation)	200	2,587
TOPPAN, Inc. (Industrials, Commercial services & supplies)	31,400	672,286
Toray Industries, Inc. (Materials, Chemicals)	64,500	341,284
Tosoh Corp. (Materials, Chemicals)	36,300	418,170
TOTO Ltd. (Industrials, Building products)	7,000	212,776
Toyota Motor Corp. (Consumer discretionary, Automobiles)	190,900	2,614,984
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	12,400	546,463
Trend Micro, Inc. (Information technology, Software)	3,500	166,804
Unicharm Corp. (Consumer staples, Household products)	2,600	99,073
Welcia Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	6,500	137,535
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	5,000	324,780
Yamaha Motor Co. Ltd. (Consumer discretionary, Automobiles)	17,000	419,738
Yamato Holdings Co. Ltd. (Industrials, Air freight & logistics)	20,500	375,643
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	16,900	319,259
ZOZO, Inc. (Consumer discretionary, Specialty retail)	8,400	171,467
		80,056,522
Luxembourg: 0.17%
ArcelorMittal SA (Materials, Metals & mining)	17,129	425,323
Eurofins Scientific SE (Health care, Life sciences tools & services)	4,167	274,551
Tenaris SA (Energy, Energy equipment & services)	2,301	28,703
		728,577
Netherlands: 4.91%
ABN AMRO Bank NV (Financials, Banks)144A	7,408	107,730
Adyen NV (Financials, Financial services)144A†	262	427,583
Airbus SE (Industrials, Aerospace & defense)	13,457	1,762,639
Akzo Nobel NV (Materials, Chemicals)	796	59,933
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	911	394,766
See accompanying notes to portfolio of investments
12 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Netherlands (continued)
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	9,583	$6,878,356
CNH Industrial NV (Industrials, Machinery)	24,963	318,861
Exor NV (Financials, Financial services)†	17,179	1,426,042
EXOR NV (Financials, Financial services)†	12,000	996,129
Ferrari NV (Consumer discretionary, Automobiles)	231	65,828
Heineken Holding NV (Consumer staples, Beverages)	4,065	345,651
Heineken NV (Consumer staples, Beverages)	5,460	551,404
IMCD NV (Industrials, Trading companies & distributors)	474	71,211
JDE Peet’s NV (Consumer staples, Food products)	6,382	185,414
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	31,797	1,008,079
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	150,831	518,817
Koninklijke Philips NV (Health care, Health care equipment & supplies)	9,074	171,152
NN Group NV (Financials, Insurance)	13,107	472,420
OCI NV (Materials, Chemicals)†	15,101	335,581
Prosus NV (Consumer discretionary, Broadline retail)†	16,535	1,088,205
QIAGEN NV (Health care, Life sciences tools & services)†	3,582	161,614
Randstad NV (Industrials, Professional services)	15,727	770,934
Stellantis NV (Consumer discretionary, Automobiles)	69,088	1,047,315
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	13,040	565,832
Universal Music Group NV (Communication services, Entertainment)	8,101	160,194
Wolters Kluwer NV (Industrials, Professional services)	6,098	696,139
		20,587,829
New Zealand: 0.24%
Auckland International Airport Ltd. (Industrials, Transportation infrastructure)†	8,169	43,667
Fisher & Paykel Healthcare Corp. Ltd. Class C (Health care, Health care equipment & supplies)	23,888	334,515
Meridian Energy Ltd. (Utilities, Independent power and renewable electricity producers)	56,127	179,506
Spark New Zealand Ltd. (Communication services, Diversified telecommunication services)	144,514	449,130
		1,006,818
Norway: 0.65%
DNB Bank ASA (Financials, Banks)	10,986	183,889
Equinor ASA (Energy, Oil, gas & consumable fuels)	25,262	645,762
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	11,083	443,911
Mowi ASA (Consumer staples, Food products)	12,010	206,114
Norsk Hydro ASA (Materials, Metals & mining)	70,661	427,014
Telenor ASA (Communication services, Diversified telecommunication services)	19,134	196,508
Yara International ASA (Materials, Chemicals)	16,223	605,355
		2,708,553
Portugal: 0.17%
EDP - Energias de Portugal SA (Utilities, Electric utilities)	60,014	292,648
See accompanying notes to portfolio of investments
Allspring Factor Enhanced International Equity Portfolio | 13

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Portugal (continued)
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	21,140	$223,615
Jeronimo Martins SGPS SA (Consumer staples, Consumer staples distribution & retail)	8,756	211,333
		727,596
Singapore: 1.53%
CapitaLand Ascendas REIT (Real estate, Industrial REITs)†	140,700	280,921
CapitaLand Ascott Trust (Real estate, Hotel & resort REITs)	7,012	5,496
CapitaLand Integrated Commercial Trust (Real estate, Retail REITs)	84,800	125,416
Capitaland Investment Ltd. (Real estate, Real estate management & development)	123,000	301,065
City Developments Ltd. (Real estate, Real estate management & development)	108,400	541,078
DBS Group Holdings Ltd. (Financials, Banks)	33,213	744,179
Genting Singapore Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	671,624	501,620
Jardine Cycle & Carriage Ltd. (Industrials, Industrial conglomerates)	27,800	664,626
Keppel Corp. Ltd. (Industrials, Industrial conglomerates)	56,900	265,503
Mapletree Logistics Trust (Real estate, Industrial REITs)	71,500	87,769
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	83,696	759,410
Singapore Airlines Ltd. (Industrials, Passenger airlines)†	8,300	39,343
Singapore Exchange Ltd. (Financials, Capital markets)	20,300	139,306
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	200,500	369,182
United Overseas Bank Ltd. (Financials, Banks)	18,886	390,345
UOL Group Ltd. (Real estate, Real estate management & development)	46,573	218,693
Venture Corp. Ltd. (Information technology, Electronic equipment, instruments & components)	70,100	786,377
Wilmar International Ltd. (Consumer staples, Food products)	61,785	178,643
		6,398,972
Spain: 2.30%
Acciona SA (Utilities, Electric utilities)†	474	76,658
ACS Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)†	11,863	394,613
Aena SME SA (Industrials, Transportation infrastructure)144A	3,309	517,108
Amadeus IT Group SA (Consumer discretionary, Hotels, restaurants & leisure)†	10,716	766,295
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	205,639	1,345,222
Banco Santander SA (Financials, Banks)	412,345	1,342,101
CaixaBank SA (Financials, Banks)	91,486	335,124
Corp. Acciona Energias Renovables SA (Utilities, Independent power and renewable electricity producers)†	12,993	432,201
Enagas SA (Utilities, Gas utilities)	4,011	76,551
Grifols SA (Health care, Biotechnology)†	24,569	284,809
Iberdrola SA (Utilities, Electric utilities)	133,145	1,622,434
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	29,246	978,159
Naturgy Energy Group SA (Utilities, Gas utilities)	4,394	125,027
Red Electrica Corp. SA (Utilities, Electric utilities)	12,853	217,688
Repsol SA (Energy, Oil, gas & consumable fuels)	58,108	788,197
Telefonica SA (Communication services, Diversified telecommunication services)	77,785	330,083
		9,632,270
See accompanying notes to portfolio of investments
14 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Sweden: 3.00%
Alfa Laval AB (Industrials, Machinery)	3,457	$124,176
Assa Abloy AB Class B (Industrials, Building products)	19,450	431,593
Atlas Copco AB Class A (Industrials, Machinery)	57,479	837,147
Atlas Copco AB Class B (Industrials, Machinery)	27,575	347,108
Boliden AB (Materials, Metals & mining)†	14,128	430,214
Electrolux AB Class B (Consumer discretionary, Household durables)†	13,098	172,479
Epiroc AB Class A (Industrials, Machinery)	14,610	255,801
Epiroc AB Class B (Industrials, Machinery)	9,209	139,088
Essity AB Class B (Consumer staples, Household products)	14,666	389,767
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	6,533	858,240
Fastighets AB Balder Class B (Real estate, Real estate management & development)†	76,152	255,716
Getinge AB Class B (Health care, Health care equipment & supplies)	20,225	465,005
H & M Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	24,559	306,518
Husqvarna AB Class B (Industrials, Machinery)	40,008	295,310
Industrivarden AB Class A (Financials, Financial services)	18,445	496,318
Industrivarden AB Class C (Financials, Financial services)	5,824	155,692
Indutrade AB (Industrials, Machinery)	2,754	64,765
Kinnevik AB Class B (Financials, Financial services)†	28,475	408,686
L E Lundbergforetagen AB Class B (Financials, Financial services)	5,328	221,628
Nibe Industrier AB Class B (Industrials, Building products)	1,990	18,989
Sandvik AB (Industrials, Machinery)	14,489	254,550
Securitas AB Class B (Industrials, Commercial services & supplies)†	66,080	486,658
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	39,405	411,959
Skanska AB Class B (Industrials, Construction & engineering)	20,097	264,829
SKF AB Class B (Industrials, Machinery)	33,771	534,956
Svenska Handelsbanken AB Class A (Financials, Banks)	59,638	471,199
Swedbank AB Class A (Financials, Banks)	49,424	756,267
Swedish Orphan Biovitrum AB (Health care, Biotechnology)†	28,911	580,788
Tele2 AB Class B (Communication services, Wireless telecommunication services)	46,264	420,357
Telefonaktiebolaget LM Ericsson Class B (Information technology, Communications equipment)	75,665	391,301
Volvo AB Class A (Industrials, Machinery)	16,624	320,476
Volvo AB Class B (Industrials, Machinery)	54,620	1,007,911
		12,575,491
Switzerland: 9.15%
ABB Ltd. (Industrials, Electrical equipment)	44,513	1,625,586
Adecco Group AG (Industrials, Professional services)	13,669	407,631
Alcon, Inc. (Health care, Health care equipment & supplies)	10,488	813,705
Bachem Holding AG (Health care, Life sciences tools & services)	841	88,278
Baloise Holding AG (Financials, Insurance)	1,012	155,453
BKW AG (Utilities, Electric utilities)	1,673	299,974
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	14	167,401
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	1	120,999
CIE Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	12,425	1,972,038
Clariant AG (Materials, Chemicals)	20,244	291,851
Coca-Cola HBC AG (Consumer staples, Beverages)†	13,210	392,410
DSM-Firmenich AG (Materials, Chemicals)†	983	109,318
See accompanying notes to portfolio of investments
Allspring Factor Enhanced International Equity Portfolio | 15

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Switzerland (continued)
Geberit AG (Industrials, Building products)	871	$461,346
Holcim AG (Materials, Construction materials)	13,935	858,974
Julius Baer Group Ltd. (Financials, Capital markets)	11,667	712,766
Kuehne & Nagel International AG (Industrials, Marine transportation)	98	27,880
Logitech International SA (Information technology, Technology hardware, storage & peripherals)†	4,396	281,692
Lonza Group AG (Health care, Life sciences tools & services)	1,868	1,167,872
Nestle SA (Consumer staples, Food products)	62,775	7,437,192
Novartis AG (Health care, Pharmaceuticals)	55,567	5,317,837
Partners Group Holding AG (Financials, Capital markets)	804	724,593
Roche Holding AG (Health care, Pharmaceuticals)	1,672	563,606
Roche Holding AG (Health care, Pharmaceuticals)	16,593	5,250,730
Schindler Holding AG (Industrials, Machinery)	2,670	552,909
Schindler Holding AG (Industrials, Machinery)	1,657	332,219
SGS SA (Industrials, Professional services)	2,537	225,189
Siemens Energy AG (Industrials, Electrical equipment)†	2,798	71,001
Sika AG (Materials, Chemicals)	2,356	642,581
Sonova Holding AG (Health care, Health care equipment & supplies)	2,383	610,697
Straumann Holding AG (Health care, Health care equipment & supplies)	2,754	402,479
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,739	516,688
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,143	64,131
Swiss Life Holding AG (Financials, Insurance)	748	432,004
Swiss Re AG (Financials, Insurance)	7,484	749,592
Swisscom AG (Communication services, Diversified telecommunication services)	895	566,825
Temenos AG (Information technology, Software)	3,468	292,214
UBS Group AG (Financials, Capital markets)	98,156	1,858,039
Zurich Insurance Group AG (Financials, Insurance)	3,748	1,753,113
		38,318,813
United Kingdom: 12.32%
3i Group PLC (Financials, Capital markets)	48,719	1,185,111
abrdn PLC (Financials, Capital markets)	146,607	362,008
Anglo American PLC (Materials, Metals & mining)	30,385	840,425
Ashtead Group PLC (Industrials, Trading companies & distributors)	4,785	291,663
Associated British Foods PLC (Consumer staples, Food products)	10,748	244,069
AstraZeneca PLC (Health care, Pharmaceuticals)	32,623	4,731,788
Auto Trader Group plc (Communication services, Interactive media & services)144A	79,144	620,242
Aviva PLC (Financials, Insurance)	144,513	708,641
BAE Systems PLC (Industrials, Aerospace & defense)	109,549	1,264,890
Barclays PLC (Financials, Banks)	409,588	771,088
Barratt Developments PLC (Consumer discretionary, Household durables)	14,208	81,795
BP PLC (Energy, Oil, gas & consumable fuels)	412,958	2,328,598
British American Tobacco PLC (Consumer staples, Tobacco)	38,699	1,229,726
British Land Co. PLC (Real estate, Diversified REITs)	76,337	325,711
BT Group PLC (Communication services, Diversified telecommunication services)	319,866	584,312
Bunzl PLC (Industrials, Trading companies & distributors)	6,339	247,917
Burberry Group PLC (Consumer discretionary, Textiles, apparel & luxury goods)	19,477	521,880
CK Hutchison Holdings Ltd. (Industrials, Industrial conglomerates)	126,570	765,357
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	3,393	211,689
See accompanying notes to portfolio of investments
16 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
United Kingdom (continued)
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	55,701	$1,525,749
Diageo PLC (Consumer staples, Beverages)	41,525	1,728,893
Dowlais Group PLC (Consumer discretionary, Automobile components)†	23,586	38,376
GSK PLC (Health care, Pharmaceuticals)	100,305	1,679,962
Haleon PLC (Consumer staples, Personal care products)	26,005	102,934
Hargreaves Lansdown PLC (Financials, Capital markets)	88,448	882,619
Hikma Pharmaceuticals plc (Health care, Pharmaceuticals)	10,587	235,935
HSBC Holdings PLC (Financials, Banks)†	449,603	3,302,569
Imperial Brands PLC (Consumer staples, Tobacco)	33,938	715,581
InterContinental Hotels Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	6,008	393,712
J Sainsbury plc (Consumer staples, Consumer staples distribution & retail)	115,902	390,141
Johnson Matthey PLC (Materials, Chemicals)	49,060	1,055,787
Kingfisher PLC (Consumer discretionary, Specialty retail)	191,256	549,579
Land Securities Group PLC (Real estate, Diversified REITs)	16,810	125,883
Lloyds Banking Group PLC (Financials, Banks)	1,759,629	966,833
London Stock Exchange Group PLC (Financials, Capital markets)	3,320	353,108
Melrose Industries PLC (Industrials, Aerospace & defense)	23,586	138,367
National Grid PLC (Utilities, Multi-utilities)	73,018	1,004,588
NatWest Group PLC (Financials, Banks)	198,118	639,781
Next PLC (Consumer discretionary, Broadline retail)	7,907	624,187
NMC Health PLC (Health care, Health care providers & services)†	7,509	23
Pearson PLC (Consumer discretionary, Diversified consumer services)	41,818	415,220
Persimmon PLC (Consumer discretionary, Household durables)	6,310	94,310
Prudential PLC (Financials, Insurance)	5,928	77,871
Reckitt Benckiser Group PLC (Consumer staples, Household products)	15,637	1,214,950
RELX PLC (Industrials, Professional services)	36,115	1,127,624
Rio Tinto PLC (Materials, Metals & mining)	28,032	1,667,502
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)†	27,938	49,802
Sage Group PLC (Information technology, Software)	46,130	499,809
Schroders PLC (Financials, Capital markets)	69,787	395,513
Severn Trent PLC (Utilities, Water utilities)	259	8,934
Shell PLC (Energy, Oil, gas & consumable fuels)	172,307	4,759,447
Smith & Nephew PLC (Health care, Health care equipment & supplies)	37,512	560,890
SSE PLC (Utilities, Electric utilities)	22,849	534,779
Standard Chartered PLC (Financials, Banks)	70,513	555,760
Taylor Wimpey PLC (Consumer discretionary, Household durables)	122,523	174,055
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	187,924	609,667
Unilever PLC (Consumer staples, Personal care products)	67,466	3,381,311
United Utilities Group PLC (Utilities, Water utilities)	27,239	343,075
Vodafone Group PLC (Communication services, Wireless telecommunication services)	779,650	740,671
Whitbread PLC (Consumer discretionary, Hotels, restaurants & leisure)	5,253	214,723
WPP PLC (Communication services, Media)	40,027	425,120
		51,622,550
United States: 0.09%
Experian PLC (Industrials, Professional services)	11,076	390,193
Total common stocks (Cost $353,559,600)		404,698,466
See accompanying notes to portfolio of investments
Allspring Factor Enhanced International Equity Portfolio | 17

Portfolio of investments—May 31, 2023 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 0.42%
Germany: 0.42%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	8.52%	1,054	$108,325
Henkel AG & Co. KGaA (Consumer staples, Household products)	1.85	6,484	516,618
Sartorius AG (Health care, Life sciences tools & services)	1.44	1,176	394,078
Volkswagen AG (Consumer discretionary, Automobiles)	8.76	5,810	723,998
Total preferred stocks (Cost $1,912,965)			1,743,019

		Yield
Short-term investments: 1.74%
Investment companies: 1.74%
Allspring Government Money Market Fund Select Class♠∞		5.01	7,277,676	7,277,676
Total short-term investments (Cost $7,277,676)				7,277,676
Total investments in securities (Cost $362,750,241)	98.75%			413,719,161
Other assets and liabilities, net	1.25			5,250,883
Total net assets	100.00%			$418,970,044

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,960,264	$16,172,275	$(23,854,863)	$0	$0	$7,277,676	7,277,676	$105,992
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	88	6-16-2023	$9,401,258	$9,034,960	$0	$(366,298)
See accompanying notes to portfolio of investments
18 | Allspring Factor Enhanced International Equity Portfolio

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Allspring Factor Enhanced International Equity Portfolio | 19

Notes to portfolio of investments—May 31, 2023 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$27,363,585	$0	$0	$27,363,585
Austria	537,836	0	0	537,836
Belgium	3,575,776	0	0	3,575,776
Canada	41,975,304	0	0	41,975,304
China	436,201	0	0	436,201
Denmark	11,804,249	0	0	11,804,249
Finland	3,953,032	0	0	3,953,032
France	39,022,659	0	0	39,022,659
Germany	29,531,003	0	0	29,531,003
Hong Kong	8,788,270	0	0	8,788,270
Ireland	2,255,265	0	0	2,255,265
Isle of Man (U.K.)	226,918	0	0	226,918
Israel	3,091,219	0	0	3,091,219
Italy	7,382,965	0	0	7,382,965
Japan	80,056,522	0	0	80,056,522
Luxembourg	728,577	0	0	728,577
Netherlands	20,587,829	0	0	20,587,829
New Zealand	1,006,818	0	0	1,006,818
Norway	2,708,553	0	0	2,708,553
Portugal	727,596	0	0	727,596
Singapore	6,398,972	0	0	6,398,972
Spain	9,632,270	0	0	9,632,270
Sweden	12,575,491	0	0	12,575,491
Switzerland	38,318,813	0	0	38,318,813
United Kingdom	51,622,527	23	0	51,622,550
United States	390,193	0	0	390,193
Preferred stocks
Germany	1,743,019	0	0	1,743,019
Short-term investments
Investment companies	7,277,676	0	0	7,277,676
Total assets	$413,719,138	$23	$0	$413,719,161
Liabilities
Futures contracts	$366,298	$0	$0	$366,298
Total liabilities	$366,298	$0	$0	$366,298
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2023, $1,044,690 was segregated as cash collateral for these open futures contracts.
For the three months ended May 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
20 | Allspring Factor Enhanced International Equity Portfolio